UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Maple Securities USA Inc.
Address: 10 Exchange Place, 26th Floor
         Jersey City, NJ  07302

13F File Number:  28-10660

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Malosky
Title:     CEO / President
Phone:     201 369 3044

Signature, Place, and Date of Signing:

      /s/  John Malosky     Jersey City, NJ     October 30, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     13

Form13F Information Table Value Total:     $44,353 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANHEUSER BUSCH COS INC         COM              035229103     2368    36500 SH       SOLE                    36500        0        0
BARR PHARMACEUTICALS INC       COM              068306109     1593    24400 SH       SOLE                    24400        0        0
DRS TECHNOLOGIES INC           COM              23330X100      652     8500 SH       SOLE                     8500        0        0
FOUNDRY NETWORKS INC           COM              35063R100      455    25000 SH       SOLE                    25000        0        0
GREENFIELD ONLINE INC          COM              395150105     1687    97000 SH       SOLE                    97000        0        0
I2 TECHNOLOGIES INC            COM NEW          465754208     1564   116000 SH       SOLE                   116000        0        0
NATIONWIDE FINL SVCS INC       CL A             638612101     4804    97400 SH       SOLE                    97400        0        0
NEWS CORP                      CL B             65248E203      262    21600 SH       SOLE                    21600        0        0
PHOTON DYNAMICS INC            COM              719364101     2597   169200 SH       SOLE                   169200        0        0
ROHM & HAAS CO                 COM              775371107      910    13000 SH       SOLE                    13000        0        0
SPDR TR                        UNIT SER 1       78462F103    23198   200000 SH       SOLE                   200000        0        0
TERCICA INC                    COM              88078L105      754    84345 SH       SOLE                    84345        0        0
WRIGLEY WM JR CO               COM              982526105     3509    44200 SH       SOLE                    44200        0        0